Pensions and Other Post-Employment Benefits - Summary of Changes in Assumptions Used on Benefit Obligations, Defined Benefit Pension and Post Retirement Costs (Detail) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Actuarial assumptions of 0.25% increase in discount rate [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
(Decrease)/Increase in annual pension cost	£ (19)
Increase/(decrease) in annual post-retirement benefits cost	1
(Decrease)/Increase in pension obligation	(400)
(Decrease)/Increase in post-retirement benefits obligation	(21)
Actuarial assumptions of 0.25% decrease in discount rate [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
(Decrease)/Increase in annual pension cost	19
Increase/(decrease) in annual post-retirement benefits cost	(1)
(Decrease)/Increase in pension obligation	424
(Decrease)/Increase in post-retirement benefits obligation	21
Actuarial assumptions of 0.75% increase in discount rate [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
(Decrease)/Increase in annual pension cost	(60)
Increase/(decrease) in annual post-retirement benefits cost	2
(Decrease)/Increase in pension obligation	(1,147)
(Decrease)/Increase in post-retirement benefits obligation	(61)
Actuarial assumptions of 0.75% decrease in discount rate [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
(Decrease)/Increase in annual pension cost	52
Increase/(decrease) in annual post-retirement benefits cost	(3)
(Decrease)/Increase in pension obligation	1,341
(Decrease)/Increase in post-retirement benefits obligation	70
Actuarial assumptions of 0.25% increase in inflation rate [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase/(decrease) in annual post-retirement benefits cost	17
(Decrease)/Increase in pension obligation	301
Actuarial assumptions of 0.25% decrease in inflation rate [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase/(decrease) in annual post-retirement benefits cost	(15)
(Decrease)/Increase in pension obligation	(290)
Actuarial assumptions of 1 year increase in life expectancy [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
(Decrease)/Increase in annual pension cost	22
Increase/(decrease) in annual post-retirement benefits cost	2
(Decrease)/Increase in pension obligation	432
(Decrease)/Increase in post-retirement benefits obligation	34
Actuarial assumptions of 1% increase of rate of future healthcare inflation [member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase/(decrease) in annual post-retirement benefits cost	1
(Decrease)/Increase in post-retirement benefits obligation	25
Actuarial assumptions of 0.75% increase in inflation rate [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase/(decrease) in annual post-retirement benefits cost	50
(Decrease)/Increase in pension obligation	945
Actuarial assumptions of 0.75% decrease in inflation rate [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase/(decrease) in annual post-retirement benefits cost	(43)
(Decrease)/Increase in pension obligation	£ (827)